                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS

                                                                                               ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                   ---------------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.             Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.             Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.             Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO VAN KAMPEN                   Seeks capital growth and income          Invesco Advisers, Inc.
                   V.I. COMSTOCK FUND -- SERIES II      through investments in equity
                   SHARES (FORMERLY, COMSTOCK           securities, including common stocks,
                   PORTFOLIO -- CLASS II SHARES)        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                   ---------------------------------------------------------------------------------------------------------

40725NY SUPPC 06/30/10


                         SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY    Seeks both capital appreciation and
                         AND INCOME FUND -- SERIES II      current income.
                         SHARES (FORMERLY, EQUITY AND
                         INCOME PORTFOLIO -- CLASS II
                         SHARES
                         --------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.        CLASS B                           determination of reasonable risk.
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.
                         TECHNOLOGY PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  CLASS II                          strategy that seeks to protect against
INC.                                                       U.S. inflation.
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.        Seeks capital appreciation, and
SERIES FUNDS, INC.       FUND -- CLASS III SHARES          secondarily, income.

                         --------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         --------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of
VARIABLE INSURANCE       VARIABLE SERIES -- CLASS A        capital.
TRUST I
                         --------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE      capital.
                         SERIES -- CLASS B
                         --------------------------------------------------------------------------
EATON VANCE              VT FLOATING-RATE INCOME FUND      To provide a high level of current
VARIABLE TRUST                                             income.
                         --------------------------------------------------------------------------
EVERGREEN VARIABLE       EVERGREEN VA OMEGA FUND --        Seeks long-term capital growth.
ANNUITY TRUST            CLASS 2/1/
                         --------------------------------------------------------------------------

                                          ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                   AS APPLICABLE)
-------------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.



-------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

-------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
-------------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.                    (subadvised by BlackRock
                                        Investment Management, LLC)
-------------------------------------------------------------------------
Seeks high total investment return.     BlackRock Advisors, LLC
       (subadvised by BlackRock
                                        Investment Management, LLC and
                                        BlackRock Asset Management U.K.
                                        Limited)
-------------------------------------------------------------------------
Seeks long-term capital growth.         BlackRock Advisors, LLC
       (subadvised by BlackRock
                                        Investment Management, LLC)
-------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
                Marsico Capital Management, LLC)
-------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)
-------------------------------------------------------------------------
To provide a high level of current      Eaton Vance Management
income.
-------------------------------------------------------------------------
Seeks long-term capital growth.         Evergreen Investment Management
 Company, LLC
-------------------------------------------------------------------------


                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:

                                                                                    ADVISER (AND SUB-ADVISER(S),
                SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                 AS APPLICABLE)
                ----------------------------------------------------------------------------------------------------
WELLS FARGO     WELLS FARGO ADVANTAGE VT OMEGA  The Fund seeks long-term capital  Wells Fargo Funds Management,
VARIABLE TRUST  GROWTH FUND -- CLASS 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                  Management Incorporated)
                ----------------------------------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
FEDERATED             FEDERATED HIGH INCOME BOND         Seeks high current income by
INSURANCE SERIES      FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS    SERVICE CLASS 2                    consistent with reasonable risk.
FUND











                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO --
                      SERVICE CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poors
                                                         500/SM/ Index (S&P 500(R)).
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                      Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --    Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                      income as a secondary goal. The fund
PRODUCTS TRUST                                          normally invests primarily in U.S. and
                                                        foreign equity securities that the
                                                        manager believes are undervalued. The
                                                        fund also invests, to a lesser extent in
                                                        risk arbitrage securities and distressed
                                                        companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES         Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES              fund normally invests primarily in
                                                        equity securities of companies located
                                                        anywhere in the world, including those
                                                        in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --           Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                      future income.
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/                Seeks a high level of current income
                                                        consistent with the preservation of
                                                        capital and maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --      Seeks maximum total return through
                    CLASS 1 SHARES                      current income and capital
                                                        appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND --            Seeks long-term growth of capital.
                    CLASS 1 SHARES





                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND --                Seeks the highest total return,
                    CLASS 3 SHARES                      composed of current income and
                                                        capital appreciation, as is consistent
                                                        with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1 SHARES  Seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH             The fund's investment objective is
INSURANCE TRUST     FUND -- SERVICE SHARES              long-term capital growth.

                    ------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP           The fund's investment objective is
                    VALUE FUND -- SERVICE SHARES        long-term capital appreciation.


                    ------------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE           The fund's investment objective is
                    FUND -- SERVICE SHARES              long-term growth of capital.

                    ------------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP      The fund's investment objective is to
                    VALUE FUND -- SERVICE SHARES        seek total return.

                    ------------------------------------------------------------------------------
                    GENWORTH ENHANCED INTERNATIONAL     The fund's investment objective is to
                    INDEX FUND -- SERVICE SHARES        outperform the Morgan Stanley Capital
                                                        International Europe, Australasia and
                                                        Far East Index ("MSCI EAFE Index")
                                                        while maintaining a market level of
                                                        risk.
                    ------------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent in
risk arbitrage securities and distressed
companies.
----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
----------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------
Seeks a high level of current income      GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
----------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
       (subadvised by Palisade Capital
                                          Management, L.L.C, Champlain
                                          Investment Partners, LLC,
                                          GlobeFlex Capital, LP and
                                          SouthernSun Asset Management,
                                          Inc.)
----------------------------------------------------------------------------
Seeks the highest total return,           GE Asset Management Incorporated
composed of current income and            (subadvised by Urdang Securities
capital appreciation, as is consistent    Management, Inc. and Palisade
with prudent investment risk.             Capital Management, L.L.C.)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
----------------------------------------------------------------------------
The fund's investment objective is        Genworth Financial Wealth
long-term capital growth.                 Management, Inc. (subadvised by
                                          Calamos Advisors LLC)
----------------------------------------------------------------------------
The fund's investment objective is        Genworth Financial Wealth
long-term capital appreciation.           Management, Inc. (subadvised by
                                          Columbia Management Advisors,
                                          LLC)
----------------------------------------------------------------------------
The fund's investment objective is        Genworth Financial Wealth
long-term growth of capital.              Management, Inc. (subadvised by
                                          Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to     Genworth Financial Wealth
seek total return.                        Management, Inc. (subadvised by
                                          Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to     Genworth Financial Wealth
outperform the Morgan Stanley Capital     Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                      GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                      ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES (FORMERLY,
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO --              Seeks long-term capital growth,
                      SERVICE SHARES                     consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- SERVICE SHARES                  which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA --            in securities of well-known,
                      SERVICE SHARES                     established companies.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET            Seeks high total return (which includes
                      FUND/VA -- SERVICE SHARES          growth in the value of its shares as
                                                         well as current income) from equity
                                                         and debt securities.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST       CLASS SHARES                       with preservation of real capital and
                                                         prudent investment management.
                      ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return (which includes    OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
AIM VARIABLE        INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.        Invesco Advisers, Inc.
INSURANCE FUNDS     SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE   V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)    SHARES)
                    ---------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.     BlackRock Advisors, LLC
SERIES FUNDS, INC.  FUND -- CLASS III SHARES                                                (subadvised by BlackRock
                                                                                            Investment Management, LLC)
                    ---------------------------------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent     GE Asset Management Incorporated
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                    ---------------------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                       SHARES/1/                        future income.
                       --------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --    Seeks long-term growth of capital and
                       CLASS 1 SHARES                   future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --   objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON   shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE        income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,  This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE  shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES -- The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES             seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA-SERVICE SHARES)
                       --------------------------------------------------------------------------

                         ADVISER (AND SUB-ADVISER(S),
                                AS APPLICABLE)
                       ----------------------------------
                       GE Asset Management Incorporated

                       ----------------------------------
                       GE Asset Management Incorporated


                       ----------------------------------
                       GE Asset Management Incorporated
                       (subadvised by SSgA Funds
                       Management, Inc.)

                       ----------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  LLC (subadvised by ClearBridge
                       Advisors, LLC)


                       ----------------------------------
                       Legg Mason Partners Fund Advisor,
                       LLC (subadvised by ClearBridge
                       Advisors, LLC)



                       ----------------------------------
MFS(R) VARIABLE        Massachusetts Financial Services
INSURANCE TRUST        Company
                       ----------------------------------
OPPENHEIMER VARIABLE   OppenheimerFunds, Inc.
ACCOUNT FUNDS


                       ----------------------------------

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES      income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,208      $2,559      $3,849       $7,095

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $568       $1,937      $3,329       $6,947

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $679       $2,053      $3,450       $7,095

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, or if the contract is a single Annuitant contract, the expense figures shown above would be lower.